Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DEUTSCHE DWS SECURITIES TRUST
Entity Central Index Key	0000088048
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000099780
Shareholder Report [Line Items]
Fund Name	DWS RREEF Global Real Estate Securities Fund
Class Name	Class A
Trading Symbol	RRGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS RREEF Global Real Estate Securities Fund (the "Fund") for the period January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$121	1.16%

Gross expense ratio as of the latest prospectus: 1.39%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 8.36% (unadjusted for sales charges) for the period ended December 31, 2025. The Fund's broad-based index, the MSCI World Index, returned 21.09% for the same period, while the Fund's additional, more narrowly based index, the FTSE EPRA/NAREIT Developed Index, returned 9.58%.

Individual stock selection contributed to performance relative to the FTSE EPRA/NAREIT Developed Index, but the benefit was largely offset by a negative impact from sector allocations.

With respect to the former, the Fund’s holdings outpaced the corresponding benchmark components by the widest margin in Americas healthcare. An overweight in Healthcare Realty Trust, Inc. (0.8%) and a zero weighting in Alexandria Real Estate Equities, Inc., one of the worst performing stocks in the FTSE EPRA/NAREIT Developed Index in 2025, were the leading contributors to the Fund's performance. The industrials category was a further area of strength, primarily due to zero weightings or underweights in several stocks that lagged. Stock selection in Japan and Canada also contributed to the Fund's relative performance, as did selection in Europe offices.

On the other hand, the Fund underperformed in the net lease category due to overweights in the lagging stocks Essential Properties Real Estate Trust, Inc. (1.5%) and Vinci Properties, Inc.* The Fund was also hurt by a zero weighting in Australia-based Charter Hall Group and an overweight in UNITE Group PLC (0.4%) in the United Kingdom.

In terms of allocation, the Fund was hurt by its average underweights in the Americas net lease and Americas offices categories, as well as its average overweights in Americas residential and Americas data centers. On the positive side, an overweight in Europe retail REITs contributed.

Percentages in parentheses are based on the Fund’s net assets as of December 31, 2025.

* Not held at December 31, 2025.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	MSCI World Index	FTSE EPRA/NAREIT Developed Index
'15	$9,425	$10,000	$10,000
'16	$9,110	$9,402	$9,571
'16	$9,121	$9,332	$9,612
'16	$9,914	$9,965	$10,523
'16	$9,827	$10,123	$10,512
'16	$9,892	$10,180	$10,508
'16	$10,239	$10,066	$10,887
'16	$10,728	$10,491	$11,433
'16	$10,424	$10,499	$11,134
'16	$10,337	$10,555	$11,023
'16	$9,751	$10,351	$10,396
'16	$9,447	$10,500	$10,112
'16	$9,711	$10,751	$10,406
'17	$9,745	$11,011	$10,463
'17	$10,050	$11,316	$10,789
'17	$9,881	$11,437	$10,622
'17	$10,016	$11,606	$10,737
'17	$10,141	$11,851	$10,829
'17	$10,207	$11,897	$10,910
'17	$10,389	$12,182	$11,108
'17	$10,423	$12,199	$11,123
'17	$10,355	$12,473	$11,086
'17	$10,321	$12,708	$11,032
'17	$10,604	$12,984	$11,339
'17	$10,812	$13,159	$11,485
'18	$10,882	$13,854	$11,484
'18	$10,146	$13,280	$10,714
'18	$10,473	$12,991	$10,964
'18	$10,672	$13,140	$11,179
'18	$10,753	$13,222	$11,364
'18	$10,876	$13,216	$11,526
'18	$10,912	$13,629	$11,623
'18	$11,059	$13,797	$11,733
'18	$10,888	$13,874	$11,491
'18	$10,534	$12,856	$11,065
'18	$10,888	$13,002	$11,476
'18	$10,337	$12,013	$10,837
'19	$11,455	$12,948	$12,015
'19	$11,419	$13,337	$11,998
'19	$11,861	$13,512	$12,419
'19	$11,714	$13,991	$12,255
'19	$11,750	$13,184	$12,219
'19	$11,936	$14,053	$12,410
'19	$11,949	$14,122	$12,453
'19	$12,352	$13,833	$12,687
'19	$12,603	$14,128	$12,985
'19	$12,980	$14,487	$13,310
'19	$12,867	$14,891	$13,147
'19	$12,871	$15,337	$13,212
'20	$13,043	$15,244	$13,323
'20	$12,025	$13,955	$12,225
'20	$9,732	$12,108	$9,443
'20	$10,276	$13,431	$10,109
'20	$10,491	$14,080	$10,133
'20	$10,558	$14,452	$10,393
'20	$10,954	$15,144	$10,682
'20	$11,223	$16,156	$10,951
'20	$10,938	$15,598	$10,610
'20	$10,637	$15,120	$10,257
'20	$11,856	$17,053	$11,611
'20	$12,300	$17,776	$12,018
'21	$12,141	$17,599	$11,921
'21	$12,727	$18,050	$12,362
'21	$13,044	$18,651	$12,714
'21	$13,851	$19,519	$13,530
'21	$14,183	$19,800	$13,773
'21	$14,369	$20,095	$13,881
'21	$14,967	$20,455	$14,413
'21	$15,210	$20,964	$14,602
'21	$14,336	$20,094	$13,755
'21	$15,194	$21,232	$14,578
'21	$14,951	$20,767	$14,251
'21	$16,001	$21,654	$15,154
'22	$14,987	$20,508	$14,283
'22	$14,523	$19,990	$13,930
'22	$15,176	$20,538	$14,555
'22	$14,368	$18,832	$13,758
'22	$13,629	$18,846	$13,160
'22	$12,440	$17,214	$12,016
'22	$13,375	$18,581	$12,972
'22	$12,440	$17,804	$12,131
'22	$10,901	$16,149	$10,624
'22	$11,231	$17,308	$10,941
'22	$12,037	$18,512	$11,678
'22	$11,726	$17,726	$11,352
'23	$12,770	$18,980	$12,371
'23	$12,166	$18,524	$11,825
'23	$11,872	$19,096	$11,440
'23	$12,129	$19,431	$11,656
'23	$11,616	$19,237	$11,134
'23	$11,981	$20,400	$11,468
'23	$12,334	$21,086	$11,900
'23	$12,000	$20,582	$11,501
'23	$11,369	$19,694	$10,798
'23	$10,943	$19,123	$10,281
'23	$11,981	$20,915	$11,374
'23	$13,001	$21,942	$12,450
'24	$12,501	$22,206	$11,950
'24	$12,612	$23,147	$11,878
'24	$13,020	$23,891	$12,288
'24	$12,185	$23,003	$11,554
'24	$12,668	$24,031	$11,948
'24	$12,729	$24,520	$11,989
'24	$13,493	$24,952	$12,712
'24	$14,294	$25,611	$13,508
'24	$14,733	$26,080	$13,915
'24	$14,065	$25,563	$13,208
'24	$14,447	$26,736	$13,523
'24	$13,359	$26,039	$12,566
'25	$13,531	$26,958	$12,785
'25	$13,855	$26,764	$13,069
'25	$13,512	$25,572	$12,767
'25	$13,703	$25,800	$12,888
'25	$14,027	$27,327	$13,213
'25	$14,086	$28,506	$13,329
'25	$13,813	$28,873	$13,174
'25	$14,359	$29,626	$13,749
'25	$14,515	$30,578	$13,872
'25	$14,359	$31,191	$13,659
'25	$14,671	$31,279	$13,934
'25	$14,476	$31,532	$13,770

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	8.36%	3.31%	4.38%
Class A Adjusted for the Maximum Sales Charge (max 5.75% load)	2.13%	2.10%	3.77%
MSCI World Index	21.09%	12.15%	12.17%
FTSE EPRA/NAREIT Developed Index	9.58%	2.76%	3.25%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 160,621,050
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 821,691
InvestmentCompanyPortfolioTurnover	87.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	160,621,050
Number of Portfolio Holdings	95
Portfolio Turnover Rate (%)	87
Total Net Advisory Fees Paid ($)	821,691

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	0%
Other Assets and Liabilities, Net	1%
Total	100%

Holdings-based data is subject to change.

Sector Allocation

Sector	% of Net Assets
Retail REITs	20%
Industrial REITs	17%
Real Estate Management & Development	14%
Health Care REITs	13%
Specialized REITs	13%
Residential REITs	11%
Diversified REITs	7%
Hotel & Resort REITs	2%
Office REITs	2%
Health Care Providers & Services	1%
IT Services	0%

Geographical Diversification

Country	% of Net Assets
United States	60%
Japan	10%
Australia	6%
United Kingdom	4%
Hong Kong	3%
Singapore	3%
France	3%
Canada	2%
Germany	2%
Sweden	2%
Other	4%

Ten Largest Equity Holdings

Holdings	36.0% of Net Assets
Prologis, Inc. (United States)	6.8%
Welltower, Inc. (United States)	6.1%
Equinix, Inc. (United States)	4.3%
Simon Property Group, Inc. (United States)	4.1%
Realty Income Corp. (United States)	2.7%
Equity Residential (United States)	2.7%
Ventas, Inc. (United States)	2.5%
Extra Space Storage, Inc. (United States)	2.4%
Goodman Group (Australia)	2.4%
Host Hotels & Resorts, Inc. (United States)	2.0%

Material Fund Change [Text Block]
C000099781
Shareholder Report [Line Items]
Fund Name	DWS RREEF Global Real Estate Securities Fund
Class Name	Class C
Trading Symbol	RRGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS RREEF Global Real Estate Securities Fund (the "Fund") for the period January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$198	1.91%

Gross expense ratio as of the latest prospectus: 2.11%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 198
Expense Ratio, Percent	1.91%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class C shares of the Fund returned 7.44% (unadjusted for sales charges) for the period ended December 31, 2025. The Fund's broad-based index, the MSCI World Index, returned 21.09% for the same period, while the Fund's additional, more narrowly based index, the FTSE EPRA/NAREIT Developed Index, returned 9.58%.

Individual stock selection contributed to performance relative to the FTSE EPRA/NAREIT Developed Index, but the benefit was largely offset by a negative impact from sector allocations.

With respect to the former, the Fund’s holdings outpaced the corresponding benchmark components by the widest margin in Americas healthcare. An overweight in Healthcare Realty Trust, Inc. (0.8%) and a zero weighting in Alexandria Real Estate Equities, Inc., one of the worst performing stocks in the FTSE EPRA/NAREIT Developed Index in 2025, were the leading contributors to the Fund's performance. The industrials category was a further area of strength, primarily due to zero weightings or underweights in several stocks that lagged. Stock selection in Japan and Canada also contributed to the Fund's relative performance, as did selection in Europe offices.

On the other hand, the Fund underperformed in the net lease category due to overweights in the lagging stocks Essential Properties Real Estate Trust, Inc. (1.5%) and Vinci Properties, Inc.* The Fund was also hurt by a zero weighting in Australia-based Charter Hall Group and an overweight in UNITE Group PLC (0.4%) in the United Kingdom.

In terms of allocation, the Fund was hurt by its average underweights in the Americas net lease and Americas offices categories, as well as its average overweights in Americas residential and Americas data centers. On the positive side, an overweight in Europe retail REITs contributed.

Percentages in parentheses are based on the Fund’s net assets as of December 31, 2025.

* Not held at December 31, 2025.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	MSCI World Index	FTSE EPRA/NAREIT Developed Index
'15	$10,000	$10,000	$10,000
'16	$9,656	$9,402	$9,571
'16	$9,656	$9,332	$9,612
'16	$10,493	$9,965	$10,523
'16	$10,401	$10,123	$10,512
'16	$10,458	$10,180	$10,508
'16	$10,825	$10,066	$10,887
'16	$11,329	$10,491	$11,433
'16	$10,997	$10,499	$11,134
'16	$10,905	$10,555	$11,023
'16	$10,275	$10,351	$10,396
'16	$9,954	$10,500	$10,112
'16	$10,223	$10,751	$10,406
'17	$10,259	$11,011	$10,463
'17	$10,566	$11,316	$10,789
'17	$10,389	$11,437	$10,622
'17	$10,519	$11,606	$10,737
'17	$10,649	$11,851	$10,829
'17	$10,707	$11,897	$10,910
'17	$10,885	$12,182	$11,108
'17	$10,920	$12,199	$11,123
'17	$10,837	$12,473	$11,086
'17	$10,790	$12,708	$11,032
'17	$11,086	$12,984	$11,339
'17	$11,287	$13,159	$11,485
'18	$11,359	$13,854	$11,484
'18	$10,595	$13,280	$10,714
'18	$10,923	$12,991	$10,964
'18	$11,117	$13,140	$11,179
'18	$11,190	$13,222	$11,364
'18	$11,317	$13,216	$11,526
'18	$11,342	$13,629	$11,623
'18	$11,494	$13,797	$11,733
'18	$11,304	$13,874	$11,491
'18	$10,923	$12,856	$11,065
'18	$11,291	$13,002	$11,476
'18	$10,720	$12,013	$10,837
'19	$11,865	$12,948	$12,015
'19	$11,827	$13,337	$11,998
'19	$12,273	$13,512	$12,419
'19	$12,107	$13,991	$12,255
'19	$12,146	$13,184	$12,219
'19	$12,338	$14,053	$12,410
'19	$12,338	$14,122	$12,453
'19	$12,742	$13,833	$12,687
'19	$13,003	$14,128	$12,985
'19	$13,381	$14,487	$13,310
'19	$13,237	$14,891	$13,147
'19	$13,255	$15,337	$13,212
'20	$13,403	$15,244	$13,323
'20	$12,357	$13,955	$12,225
'20	$10,000	$12,108	$9,443
'20	$10,545	$13,431	$10,109
'20	$10,766	$14,080	$10,133
'20	$10,820	$14,452	$10,393
'20	$11,227	$15,144	$10,682
'20	$11,487	$16,156	$10,951
'20	$11,195	$15,598	$10,610
'20	$10,869	$15,120	$10,257
'20	$12,122	$17,053	$11,611
'20	$12,561	$17,776	$12,018
'21	$12,382	$17,599	$11,921
'21	$12,984	$18,050	$12,362
'21	$13,310	$18,651	$12,714
'21	$14,107	$19,519	$13,530
'21	$14,449	$19,800	$13,773
'21	$14,627	$20,095	$13,881
'21	$15,221	$20,455	$14,413
'21	$15,469	$20,964	$14,602
'21	$14,561	$20,094	$13,755
'21	$15,436	$21,232	$14,578
'21	$15,172	$20,767	$14,251
'21	$16,236	$21,654	$15,154
'22	$15,192	$20,508	$14,283
'22	$14,722	$19,990	$13,930
'22	$15,366	$20,538	$14,555
'22	$14,531	$18,832	$13,758
'22	$13,783	$18,846	$13,160
'22	$12,579	$17,214	$12,016
'22	$13,507	$18,581	$12,972
'22	$12,560	$17,804	$12,131
'22	$11,002	$16,149	$10,624
'22	$11,336	$17,308	$10,941
'22	$12,134	$18,512	$11,678
'22	$11,800	$17,726	$11,352
'23	$12,857	$18,980	$12,371
'23	$12,227	$18,524	$11,825
'23	$11,930	$19,096	$11,440
'23	$12,189	$19,431	$11,656
'23	$11,670	$19,237	$11,134
'23	$12,023	$20,400	$11,468
'23	$12,378	$21,086	$11,900
'23	$12,023	$20,582	$11,501
'23	$11,371	$19,694	$10,798
'23	$10,961	$19,123	$10,281
'23	$11,986	$20,915	$11,374
'23	$12,993	$21,942	$12,450
'24	$12,489	$22,206	$11,950
'24	$12,583	$23,147	$11,878
'24	$12,993	$23,891	$12,288
'24	$12,154	$23,003	$11,554
'24	$12,620	$24,031	$11,948
'24	$12,681	$24,520	$11,989
'24	$13,442	$24,952	$12,712
'24	$14,204	$25,611	$13,508
'24	$14,642	$26,080	$13,915
'24	$13,975	$25,563	$13,208
'24	$14,337	$26,736	$13,523
'24	$13,252	$26,039	$12,566
'25	$13,423	$26,958	$12,785
'25	$13,728	$26,764	$13,069
'25	$13,385	$25,572	$12,767
'25	$13,557	$25,800	$12,888
'25	$13,880	$27,327	$13,213
'25	$13,933	$28,506	$13,329
'25	$13,628	$28,873	$13,174
'25	$14,180	$29,626	$13,749
'25	$14,314	$30,578	$13,872
'25	$14,161	$31,191	$13,659
'25	$14,447	$31,279	$13,934
'25	$14,238	$31,532	$13,770

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	7.44%	2.54%	3.60%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	6.44%	2.54%	3.60%
MSCI World Index	21.09%	12.15%	12.17%
FTSE EPRA/NAREIT Developed Index	9.58%	2.76%	3.25%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 160,621,050
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 821,691
InvestmentCompanyPortfolioTurnover	87.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	160,621,050
Number of Portfolio Holdings	95
Portfolio Turnover Rate (%)	87
Total Net Advisory Fees Paid ($)	821,691

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	0%
Other Assets and Liabilities, Net	1%
Total	100%

Holdings-based data is subject to change.

Sector Allocation

Sector	% of Net Assets
Retail REITs	20%
Industrial REITs	17%
Real Estate Management & Development	14%
Health Care REITs	13%
Specialized REITs	13%
Residential REITs	11%
Diversified REITs	7%
Hotel & Resort REITs	2%
Office REITs	2%
Health Care Providers & Services	1%
IT Services	0%

Geographical Diversification

Country	% of Net Assets
United States	60%
Japan	10%
Australia	6%
United Kingdom	4%
Hong Kong	3%
Singapore	3%
France	3%
Canada	2%
Germany	2%
Sweden	2%
Other	4%

Ten Largest Equity Holdings

Holdings	36.0% of Net Assets
Prologis, Inc. (United States)	6.8%
Welltower, Inc. (United States)	6.1%
Equinix, Inc. (United States)	4.3%
Simon Property Group, Inc. (United States)	4.1%
Realty Income Corp. (United States)	2.7%
Equity Residential (United States)	2.7%
Ventas, Inc. (United States)	2.5%
Extra Space Storage, Inc. (United States)	2.4%
Goodman Group (Australia)	2.4%
Host Hotels & Resorts, Inc. (United States)	2.0%

Material Fund Change [Text Block]
C000176653
Shareholder Report [Line Items]
Fund Name	DWS RREEF Global Real Estate Securities Fund
Class Name	Class R6
Trading Symbol	RRGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS RREEF Global Real Estate Securities Fund (the "Fund") for the period January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$78	0.75%

Gross expense ratio as of the latest prospectus: 0.95%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class R6 shares of the Fund returned 8.85% for the period ended December 31, 2025. The Fund's broad-based index, the MSCI World Index, returned 21.09% for the same period, while the Fund's additional, more narrowly based index, the FTSE EPRA/NAREIT Developed Index, returned 9.58%.

Individual stock selection contributed to performance relative to the FTSE EPRA/NAREIT Developed Index, but the benefit was largely offset by a negative impact from sector allocations.

With respect to the former, the Fund’s holdings outpaced the corresponding benchmark components by the widest margin in Americas healthcare. An overweight in Healthcare Realty Trust, Inc. (0.8%) and a zero weighting in Alexandria Real Estate Equities, Inc., one of the worst performing stocks in the FTSE EPRA/NAREIT Developed Index in 2025, were the leading contributors to the Fund's performance. The industrials category was a further area of strength, primarily due to zero weightings or underweights in several stocks that lagged. Stock selection in Japan and Canada also contributed to the Fund's relative performance, as did selection in Europe offices.

On the other hand, the Fund underperformed in the net lease category due to overweights in the lagging stocks Essential Properties Real Estate Trust, Inc. (1.5%) and Vinci Properties, Inc.* The Fund was also hurt by a zero weighting in Australia-based Charter Hall Group and an overweight in UNITE Group PLC (0.4%) in the United Kingdom.

In terms of allocation, the Fund was hurt by its average underweights in the Americas net lease and Americas offices categories, as well as its average overweights in Americas residential and Americas data centers. On the positive side, an overweight in Europe retail REITs contributed.

Percentages in parentheses are based on the Fund’s net assets as of December 31, 2025.

* Not held at December 31, 2025.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class R6	MSCI World Index	FTSE EPRA/NAREIT Developed Index
11/1/16	$9,819	$10,144	$9,730
12/31/16	$10,087	$10,387	$10,013
1/31/17	$10,134	$10,637	$10,067
2/28/17	$10,451	$10,933	$10,381
3/31/17	$10,286	$11,049	$10,220
4/30/17	$10,416	$11,213	$10,331
5/31/17	$10,557	$11,450	$10,420
6/30/17	$10,626	$11,494	$10,498
7/31/17	$10,815	$11,769	$10,688
8/31/17	$10,850	$11,785	$10,702
9/30/17	$10,780	$12,050	$10,667
10/31/17	$10,744	$12,278	$10,615
11/30/17	$11,039	$12,544	$10,910
12/31/17	$11,251	$12,713	$11,051
1/31/18	$11,324	$13,385	$11,050
2/28/18	$10,580	$12,830	$10,309
3/31/18	$10,909	$12,551	$10,550
4/30/18	$11,117	$12,695	$10,757
5/31/18	$11,202	$12,774	$10,934
6/30/18	$11,329	$12,768	$11,090
7/31/18	$11,380	$13,167	$11,184
8/31/18	$11,534	$13,330	$11,290
9/30/18	$11,355	$13,404	$11,057
10/31/18	$10,985	$12,420	$10,647
11/30/18	$11,355	$12,561	$11,042
12/31/18	$10,794	$11,606	$10,428
1/31/19	$11,952	$12,509	$11,561
2/28/19	$11,926	$12,885	$11,544
3/31/19	$12,389	$13,054	$11,950
4/30/19	$12,235	$13,517	$11,792
5/31/19	$12,287	$12,737	$11,758
6/30/19	$12,481	$13,577	$11,941
7/31/19	$12,507	$13,644	$11,983
8/31/19	$12,916	$13,365	$12,207
9/30/19	$13,192	$13,649	$12,494
10/31/19	$13,587	$13,996	$12,807
11/30/19	$13,455	$14,386	$12,650
12/31/19	$13,480	$14,817	$12,713
1/31/20	$13,660	$14,727	$12,820
2/29/20	$12,592	$13,482	$11,763
3/31/20	$10,200	$11,698	$9,086
4/30/20	$10,772	$12,976	$9,727
5/31/20	$10,997	$13,603	$9,750
6/30/20	$11,068	$13,963	$10,001
7/31/20	$11,500	$14,631	$10,278
8/31/20	$11,782	$15,608	$10,537
9/30/20	$11,483	$15,070	$10,209
10/31/20	$11,167	$14,607	$9,870
11/30/20	$12,463	$16,475	$11,172
12/31/20	$12,929	$17,174	$11,564
1/31/21	$12,763	$17,003	$11,470
2/28/21	$13,394	$17,439	$11,895
3/31/21	$13,726	$18,019	$12,234
4/30/21	$14,574	$18,857	$13,019
5/31/21	$14,939	$19,129	$13,252
6/30/21	$15,130	$19,414	$13,356
7/31/21	$15,761	$19,762	$13,868
8/31/21	$16,034	$20,254	$14,050
9/30/21	$15,113	$19,413	$13,236
10/31/21	$16,034	$20,512	$14,027
11/30/21	$15,778	$20,063	$13,713
12/31/21	$16,887	$20,920	$14,581
1/31/22	$15,831	$19,813	$13,743
2/28/22	$15,340	$19,312	$13,404
3/31/22	$16,031	$19,842	$14,005
4/30/22	$15,194	$18,194	$13,238
5/31/22	$14,412	$18,208	$12,662
6/30/22	$13,173	$16,631	$11,561
7/31/22	$14,143	$17,951	$12,482
8/31/22	$13,173	$17,200	$11,672
9/30/22	$11,543	$15,602	$10,222
10/31/22	$11,892	$16,722	$10,527
11/30/22	$12,765	$17,885	$11,236
12/31/22	$12,416	$17,125	$10,923
1/31/23	$13,541	$18,337	$11,904
2/28/23	$12,901	$17,896	$11,378
3/31/23	$12,591	$18,449	$11,008
4/30/23	$12,882	$18,772	$11,216
5/31/23	$12,338	$18,585	$10,714
6/30/23	$12,721	$19,709	$11,035
7/31/23	$13,115	$20,371	$11,450
8/31/23	$12,760	$19,884	$11,066
9/30/23	$12,070	$19,027	$10,390
10/31/23	$11,636	$18,475	$9,893
11/30/23	$12,740	$20,207	$10,944
12/31/23	$13,845	$21,199	$11,979
1/31/24	$13,312	$21,453	$11,498
2/29/24	$13,431	$22,363	$11,429
3/31/24	$13,865	$23,081	$11,824
4/30/24	$12,977	$22,224	$11,117
5/31/24	$13,490	$23,216	$11,496
6/30/24	$13,573	$23,689	$11,536
7/31/24	$14,388	$24,106	$12,232
8/31/24	$15,244	$24,743	$12,998
9/30/24	$15,713	$25,196	$13,389
10/31/24	$15,020	$24,697	$12,709
11/30/24	$15,427	$25,830	$13,012
12/31/24	$14,266	$25,157	$12,092
1/31/25	$14,470	$26,044	$12,302
2/28/25	$14,796	$25,857	$12,576
3/31/25	$14,449	$24,706	$12,284
4/30/25	$14,653	$24,925	$12,401
5/31/25	$15,020	$26,401	$12,714
6/30/25	$15,089	$27,540	$12,826
7/31/25	$14,776	$27,894	$12,676
8/31/25	$15,382	$28,622	$13,230
9/30/25	$15,549	$29,542	$13,347
10/31/25	$15,403	$30,134	$13,143
11/30/25	$15,737	$30,219	$13,408
12/31/25	$15,528	$30,463	$13,249

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	Since Inception 11/1/16
Class R6 No Sales Charge	8.85%	3.73%	4.92%
MSCI World Index	21.09%	12.15%	12.92%
FTSE EPRA/NAREIT Developed Index	9.58%	2.76%	3.11%

Performance Inception Date	Nov. 01, 2016
No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 160,621,050
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 821,691
InvestmentCompanyPortfolioTurnover	87.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	160,621,050
Number of Portfolio Holdings	95
Portfolio Turnover Rate (%)	87
Total Net Advisory Fees Paid ($)	821,691

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	0%
Other Assets and Liabilities, Net	1%
Total	100%

Holdings-based data is subject to change.

Sector Allocation

Sector	% of Net Assets
Retail REITs	20%
Industrial REITs	17%
Real Estate Management & Development	14%
Health Care REITs	13%
Specialized REITs	13%
Residential REITs	11%
Diversified REITs	7%
Hotel & Resort REITs	2%
Office REITs	2%
Health Care Providers & Services	1%
IT Services	0%

Geographical Diversification

Country	% of Net Assets
United States	60%
Japan	10%
Australia	6%
United Kingdom	4%
Hong Kong	3%
Singapore	3%
France	3%
Canada	2%
Germany	2%
Sweden	2%
Other	4%

Ten Largest Equity Holdings

Holdings	36.0% of Net Assets
Prologis, Inc. (United States)	6.8%
Welltower, Inc. (United States)	6.1%
Equinix, Inc. (United States)	4.3%
Simon Property Group, Inc. (United States)	4.1%
Realty Income Corp. (United States)	2.7%
Equity Residential (United States)	2.7%
Ventas, Inc. (United States)	2.5%
Extra Space Storage, Inc. (United States)	2.4%
Goodman Group (Australia)	2.4%
Host Hotels & Resorts, Inc. (United States)	2.0%

Material Fund Change [Text Block]
C000099783
Shareholder Report [Line Items]
Fund Name	DWS RREEF Global Real Estate Securities Fund
Class Name	Class S
Trading Symbol	RRGTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS RREEF Global Real Estate Securities Fund (the "Fund") for the period January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$102	0.98%

Gross expense ratio as of the latest prospectus: 1.18%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned 8.58% for the period ended December 31, 2025. The Fund's broad-based index, the MSCI World Index, returned 21.09% for the same period, while the Fund's additional, more narrowly based index, the FTSE EPRA/NAREIT Developed Index, returned 9.58%.

Individual stock selection contributed to performance relative to the FTSE EPRA/NAREIT Developed Index, but the benefit was largely offset by a negative impact from sector allocations.

With respect to the former, the Fund’s holdings outpaced the corresponding benchmark components by the widest margin in Americas healthcare. An overweight in Healthcare Realty Trust, Inc. (0.8%) and a zero weighting in Alexandria Real Estate Equities, Inc., one of the worst performing stocks in the FTSE EPRA/NAREIT Developed Index in 2025, were the leading contributors to the Fund's performance. The industrials category was a further area of strength, primarily due to zero weightings or underweights in several stocks that lagged. Stock selection in Japan and Canada also contributed to the Fund's relative performance, as did selection in Europe offices.

On the other hand, the Fund underperformed in the net lease category due to overweights in the lagging stocks Essential Properties Real Estate Trust, Inc. (1.5%) and Vinci Properties, Inc.* The Fund was also hurt by a zero weighting in Australia-based Charter Hall Group and an overweight in UNITE Group PLC (0.4%) in the United Kingdom.

In terms of allocation, the Fund was hurt by its average underweights in the Americas net lease and Americas offices categories, as well as its average overweights in Americas residential and Americas data centers. On the positive side, an overweight in Europe retail REITs contributed.

Percentages in parentheses are based on the Fund’s net assets as of December 31, 2025.

* Not held at December 31, 2025.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	MSCI World Index	FTSE EPRA/NAREIT Developed Index
'15	$10,000	$10,000	$10,000
'16	$9,665	$9,402	$9,571
'16	$9,677	$9,332	$9,612
'16	$10,520	$9,965	$10,523
'16	$10,439	$10,123	$10,512
'16	$10,497	$10,180	$10,508
'16	$10,878	$10,066	$10,887
'16	$11,386	$10,491	$11,433
'16	$11,062	$10,499	$11,134
'16	$10,982	$10,555	$11,023
'16	$10,346	$10,351	$10,396
'16	$10,035	$10,500	$10,112
'16	$10,309	$10,751	$10,406
'17	$10,357	$11,011	$10,463
'17	$10,681	$11,316	$10,789
'17	$10,501	$11,437	$10,622
'17	$10,633	$11,606	$10,737
'17	$10,778	$11,851	$10,829
'17	$10,849	$11,897	$10,910
'17	$11,042	$12,182	$11,108
'17	$11,078	$12,199	$11,123
'17	$11,006	$12,473	$11,086
'17	$10,982	$12,708	$11,032
'17	$11,283	$12,984	$11,339
'17	$11,490	$13,159	$11,485
'18	$11,578	$13,854	$11,484
'18	$10,805	$13,280	$10,714
'18	$11,141	$12,991	$10,964
'18	$11,353	$13,140	$11,179
'18	$11,441	$13,222	$11,364
'18	$11,570	$13,216	$11,526
'18	$11,623	$13,629	$11,623
'18	$11,779	$13,797	$11,733
'18	$11,583	$13,874	$11,491
'18	$11,206	$12,856	$11,065
'18	$11,597	$13,002	$11,476
'18	$11,013	$12,013	$10,837
'19	$12,194	$12,948	$12,015
'19	$12,168	$13,337	$11,998
'19	$12,640	$13,512	$12,419
'19	$12,483	$13,991	$12,255
'19	$12,522	$13,184	$12,219
'19	$12,734	$14,053	$12,410
'19	$12,748	$14,122	$12,453
'19	$13,177	$13,833	$12,687
'19	$13,446	$14,128	$12,985
'19	$13,849	$14,487	$13,310
'19	$13,728	$14,891	$13,147
'19	$13,739	$15,337	$13,212
'20	$13,923	$15,244	$13,323
'20	$12,834	$13,955	$12,225
'20	$10,396	$12,108	$9,443
'20	$10,979	$13,431	$10,109
'20	$11,209	$14,080	$10,133
'20	$11,280	$14,452	$10,393
'20	$11,704	$15,144	$10,682
'20	$11,992	$16,156	$10,951
'20	$11,687	$15,598	$10,610
'20	$11,365	$15,120	$10,257
'20	$12,686	$17,053	$11,611
'20	$13,144	$17,776	$12,018
'21	$12,974	$17,599	$11,921
'21	$13,618	$18,050	$12,362
'21	$13,957	$18,651	$12,714
'21	$14,820	$19,519	$13,530
'21	$15,176	$19,800	$13,773
'21	$15,389	$20,095	$13,881
'21	$16,031	$20,455	$14,413
'21	$16,291	$20,964	$14,602
'21	$15,354	$20,094	$13,755
'21	$16,273	$21,232	$14,578
'21	$16,031	$20,767	$14,251
'21	$17,154	$21,654	$15,154
'22	$16,065	$20,508	$14,283
'22	$15,585	$19,990	$13,930
'22	$16,268	$20,538	$14,555
'22	$15,400	$18,832	$13,758
'22	$14,624	$18,846	$13,160
'22	$13,347	$17,214	$12,016
'22	$14,351	$18,581	$12,972
'22	$13,347	$17,804	$12,131
'22	$11,713	$16,149	$10,624
'22	$12,068	$17,308	$10,941
'22	$12,934	$18,512	$11,678
'22	$12,580	$17,726	$11,352
'23	$13,721	$18,980	$12,371
'23	$13,052	$18,524	$11,825
'23	$12,757	$19,096	$11,440
'23	$13,032	$19,431	$11,656
'23	$12,481	$19,237	$11,134
'23	$12,876	$20,400	$11,468
'23	$13,256	$21,086	$11,900
'23	$12,916	$20,582	$11,501
'23	$12,218	$19,694	$10,798
'23	$11,778	$19,123	$10,281
'23	$12,896	$20,915	$11,374
'23	$13,994	$21,942	$12,450
'24	$13,455	$22,206	$11,950
'24	$13,575	$23,147	$11,878
'24	$14,014	$23,891	$12,288
'24	$13,116	$23,003	$11,554
'24	$13,635	$24,031	$11,948
'24	$13,710	$24,520	$11,989
'24	$14,533	$24,952	$12,712
'24	$15,398	$25,611	$13,508
'24	$15,871	$26,080	$13,915
'24	$15,171	$25,563	$13,208
'24	$15,562	$26,736	$13,523
'24	$14,389	$26,039	$12,566
'25	$14,595	$26,958	$12,785
'25	$14,924	$26,764	$13,069
'25	$14,574	$25,572	$12,767
'25	$14,780	$25,800	$12,888
'25	$15,130	$27,327	$13,213
'25	$15,202	$28,506	$13,329
'25	$14,886	$28,873	$13,174
'25	$15,498	$29,626	$13,749
'25	$15,666	$30,578	$13,872
'25	$15,498	$31,191	$13,659
'25	$15,835	$31,279	$13,934
'25	$15,624	$31,532	$13,770

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	8.58%	3.52%	4.56%
MSCI World Index	21.09%	12.15%	12.17%
FTSE EPRA/NAREIT Developed Index	9.58%	2.76%	3.25%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 160,621,050
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 821,691
InvestmentCompanyPortfolioTurnover	87.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	160,621,050
Number of Portfolio Holdings	95
Portfolio Turnover Rate (%)	87
Total Net Advisory Fees Paid ($)	821,691

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	0%
Other Assets and Liabilities, Net	1%
Total	100%

Holdings-based data is subject to change.

Sector Allocation

Sector	% of Net Assets
Retail REITs	20%
Industrial REITs	17%
Real Estate Management & Development	14%
Health Care REITs	13%
Specialized REITs	13%
Residential REITs	11%
Diversified REITs	7%
Hotel & Resort REITs	2%
Office REITs	2%
Health Care Providers & Services	1%
IT Services	0%

Geographical Diversification

Country	% of Net Assets
United States	60%
Japan	10%
Australia	6%
United Kingdom	4%
Hong Kong	3%
Singapore	3%
France	3%
Canada	2%
Germany	2%
Sweden	2%
Other	4%

Ten Largest Equity Holdings

Holdings	36.0% of Net Assets
Prologis, Inc. (United States)	6.8%
Welltower, Inc. (United States)	6.1%
Equinix, Inc. (United States)	4.3%
Simon Property Group, Inc. (United States)	4.1%
Realty Income Corp. (United States)	2.7%
Equity Residential (United States)	2.7%
Ventas, Inc. (United States)	2.5%
Extra Space Storage, Inc. (United States)	2.4%
Goodman Group (Australia)	2.4%
Host Hotels & Resorts, Inc. (United States)	2.0%

Material Fund Change [Text Block]
C000099784
Shareholder Report [Line Items]
Fund Name	DWS RREEF Global Real Estate Securities Fund
Class Name	Institutional Class
Trading Symbol	RRGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS RREEF Global Real Estate Securities Fund (the "Fund") for the period January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$89	0.85%

Gross expense ratio as of the latest prospectus: 1.03%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Institutional Class shares of the Fund returned 8.73% for the period ended December 31, 2025. The Fund's broad-based index, the MSCI World Index, returned 21.09% for the same period, while the Fund's additional, more narrowly based index, the FTSE EPRA/NAREIT Developed Index, returned 9.58%.

Individual stock selection contributed to performance relative to the FTSE EPRA/NAREIT Developed Index, but the benefit was largely offset by a negative impact from sector allocations.

With respect to the former, the Fund’s holdings outpaced the corresponding benchmark components by the widest margin in Americas healthcare. An overweight in Healthcare Realty Trust, Inc. (0.8%) and a zero weighting in Alexandria Real Estate Equities, Inc., one of the worst performing stocks in the FTSE EPRA/NAREIT Developed Index in 2025, were the leading contributors to the Fund's performance. The industrials category was a further area of strength, primarily due to zero weightings or underweights in several stocks that lagged. Stock selection in Japan and Canada also contributed to the Fund's relative performance, as did selection in Europe offices.

On the other hand, the Fund underperformed in the net lease category due to overweights in the lagging stocks Essential Properties Real Estate Trust, Inc. (1.5%) and Vinci Properties, Inc.* The Fund was also hurt by a zero weighting in Australia-based Charter Hall Group and an overweight in UNITE Group PLC (0.4%) in the United Kingdom.

In terms of allocation, the Fund was hurt by its average underweights in the Americas net lease and Americas offices categories, as well as its average overweights in Americas residential and Americas data centers. On the positive side, an overweight in Europe retail REITs contributed.

Percentages in parentheses are based on the Fund’s net assets as of December 31, 2025.

* Not held at December 31, 2025.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Class	MSCI World Index	FTSE EPRA/NAREIT Developed Index
'15	$1,000,000	$1,000,000	$1,000,000
'16	$966,513	$940,176	$957,121
'16	$967,667	$933,179	$961,193
'16	$1,051,963	$996,504	$1,052,284
'16	$1,043,880	$1,012,272	$1,051,239
'16	$1,050,808	$1,017,958	$1,050,753
'16	$1,087,760	$1,006,551	$1,088,699
'16	$1,139,723	$1,049,076	$1,143,298
'16	$1,107,390	$1,049,948	$1,113,426
'16	$1,098,152	$1,055,525	$1,102,316
'16	$1,035,797	$1,035,098	$1,039,593
'16	$1,004,619	$1,049,982	$1,011,207
'16	$1,032,027	$1,075,106	$1,040,642
'17	$1,036,844	$1,101,054	$1,046,272
'17	$1,069,359	$1,131,601	$1,078,853
'17	$1,051,295	$1,143,655	$1,062,160
'17	$1,065,746	$1,160,589	$1,073,668
'17	$1,080,197	$1,185,141	$1,082,933
'17	$1,087,311	$1,189,701	$1,090,980
'17	$1,106,641	$1,218,173	$1,110,815
'17	$1,110,265	$1,219,888	$1,112,271
'17	$1,103,017	$1,247,267	$1,108,575
'17	$1,099,392	$1,270,838	$1,103,216
'17	$1,129,595	$1,298,374	$1,133,879
'17	$1,152,352	$1,315,933	$1,148,453
'18	$1,159,851	$1,385,415	$1,148,358
'18	$1,082,361	$1,328,021	$1,071,376
'18	$1,117,356	$1,299,075	$1,096,421
'18	$1,137,354	$1,314,003	$1,117,934
'18	$1,147,352	$1,322,237	$1,136,354
'18	$1,160,437	$1,321,606	$1,152,554
'18	$1,164,357	$1,362,884	$1,162,277
'18	$1,181,346	$1,379,747	$1,173,328
'18	$1,161,744	$1,387,430	$1,149,136
'18	$1,123,847	$1,285,554	$1,106,494
'18	$1,163,050	$1,300,158	$1,147,601
'18	$1,104,293	$1,201,297	$1,083,749
'19	$1,224,210	$1,294,765	$1,201,529
'19	$1,220,257	$1,333,698	$1,199,758
'19	$1,267,697	$1,351,215	$1,241,886
'19	$1,251,884	$1,399,128	$1,225,490
'19	$1,257,155	$1,318,397	$1,221,931
'19	$1,277,092	$1,405,273	$1,241,029
'19	$1,279,789	$1,412,234	$1,245,330
'19	$1,321,595	$1,383,347	$1,268,657
'19	$1,349,915	$1,412,786	$1,298,498
'19	$1,390,372	$1,448,738	$1,330,958
'19	$1,378,234	$1,489,086	$1,314,699
'19	$1,380,902	$1,533,696	$1,321,198
'20	$1,397,855	$1,524,361	$1,332,317
'20	$1,289,972	$1,395,514	$1,222,514
'20	$1,044,924	$1,210,828	$944,266
'20	$1,103,489	$1,343,104	$1,010,937
'20	$1,126,606	$1,407,987	$1,013,285
'20	$1,133,803	$1,445,230	$1,039,347
'20	$1,176,363	$1,514,372	$1,068,196
'20	$1,205,304	$1,615,554	$1,095,119
'20	$1,174,660	$1,559,819	$1,061,043
'20	$1,142,315	$1,511,972	$1,025,738
'20	$1,275,102	$1,705,295	$1,161,077
'20	$1,322,770	$1,777,594	$1,201,776
'21	$1,305,746	$1,759,927	$1,192,061
'21	$1,370,437	$1,805,024	$1,236,202
'21	$1,404,485	$1,865,081	$1,271,445
'21	$1,491,308	$1,951,882	$1,353,043
'21	$1,527,058	$1,980,000	$1,377,279
'21	$1,548,617	$2,009,512	$1,388,064
'21	$1,613,215	$2,045,508	$1,441,280
'21	$1,639,404	$2,096,417	$1,460,218
'21	$1,545,125	$2,009,373	$1,375,533
'21	$1,639,404	$2,123,185	$1,457,770
'21	$1,613,215	$2,076,660	$1,425,125
'21	$1,726,801	$2,165,417	$1,515,351
'22	$1,618,876	$2,050,843	$1,428,286
'22	$1,568,635	$1,998,975	$1,393,031
'22	$1,637,484	$2,053,834	$1,455,494
'22	$1,551,888	$1,883,215	$1,375,758
'22	$1,471,875	$1,884,641	$1,315,955
'22	$1,345,033	$1,721,390	$1,201,551
'22	$1,444,224	$1,858,062	$1,297,248
'22	$1,345,033	$1,780,381	$1,213,073
'22	$1,180,375	$1,614,877	$1,062,374
'22	$1,216,084	$1,730,846	$1,094,088
'22	$1,303,373	$1,851,192	$1,167,750
'22	$1,269,648	$1,772,577	$1,135,168
'23	$1,382,725	$1,897,998	$1,237,119
'23	$1,317,259	$1,852,373	$1,182,524
'23	$1,285,518	$1,909,611	$1,144,011
'23	$1,315,275	$1,943,086	$1,165,608
'23	$1,259,728	$1,923,687	$1,113,430
'23	$1,299,595	$2,040,027	$1,146,801
'23	$1,337,877	$2,108,557	$1,190,001
'23	$1,301,610	$2,058,193	$1,150,098
'23	$1,233,104	$1,969,406	$1,079,826
'23	$1,188,776	$1,912,262	$1,028,144
'23	$1,301,610	$2,091,541	$1,137,385
'23	$1,412,428	$2,194,224	$1,244,984
'24	$1,358,026	$2,220,556	$1,194,967
'24	$1,370,115	$2,314,702	$1,187,829
'24	$1,416,457	$2,389,085	$1,228,797
'24	$1,325,788	$2,300,343	$1,155,401
'24	$1,376,160	$2,403,058	$1,194,793
'24	$1,383,606	$2,451,955	$1,198,896
'24	$1,468,911	$2,495,164	$1,271,237
'24	$1,556,297	$2,561,112	$1,350,812
'24	$1,604,151	$2,608,016	$1,391,512
'24	$1,533,410	$2,556,281	$1,320,791
'24	$1,572,942	$2,673,580	$1,352,348
'24	$1,454,347	$2,603,905	$1,256,647
'25	$1,475,153	$2,695,793	$1,278,531
'25	$1,510,524	$2,676,391	$1,306,943
'25	$1,473,073	$2,557,237	$1,276,675
'25	$1,493,879	$2,579,963	$1,288,828
'25	$1,531,330	$2,732,676	$1,321,314
'25	$1,538,621	$2,850,599	$1,332,934
'25	$1,506,567	$2,887,294	$1,317,391
'25	$1,568,539	$2,962,610	$1,374,915
'25	$1,585,635	$3,057,846	$1,387,162
'25	$1,570,676	$3,119,080	$1,365,896
'25	$1,602,731	$3,127,891	$1,393,425
'25	$1,581,361	$3,153,175	$1,376,971

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Institutional Class No Sales Charge	8.73%	3.64%	4.69%
MSCI World Index	21.09%	12.15%	12.17%
FTSE EPRA/NAREIT Developed Index	9.58%	2.76%	3.25%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 160,621,050
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 821,691
InvestmentCompanyPortfolioTurnover	87.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	160,621,050
Number of Portfolio Holdings	95
Portfolio Turnover Rate (%)	87
Total Net Advisory Fees Paid ($)	821,691

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	0%
Other Assets and Liabilities, Net	1%
Total	100%

Holdings-based data is subject to change.

Sector Allocation

Sector	% of Net Assets
Retail REITs	20%
Industrial REITs	17%
Real Estate Management & Development	14%
Health Care REITs	13%
Specialized REITs	13%
Residential REITs	11%
Diversified REITs	7%
Hotel & Resort REITs	2%
Office REITs	2%
Health Care Providers & Services	1%
IT Services	0%

Geographical Diversification

Country	% of Net Assets
United States	60%
Japan	10%
Australia	6%
United Kingdom	4%
Hong Kong	3%
Singapore	3%
France	3%
Canada	2%
Germany	2%
Sweden	2%
Other	4%

Ten Largest Equity Holdings

Holdings	36.0% of Net Assets
Prologis, Inc. (United States)	6.8%
Welltower, Inc. (United States)	6.1%
Equinix, Inc. (United States)	4.3%
Simon Property Group, Inc. (United States)	4.1%
Realty Income Corp. (United States)	2.7%
Equity Residential (United States)	2.7%
Ventas, Inc. (United States)	2.5%
Extra Space Storage, Inc. (United States)	2.4%
Goodman Group (Australia)	2.4%
Host Hotels & Resorts, Inc. (United States)	2.0%

Material Fund Change [Text Block]